Loans, Impaired Loans, and Allowance for Credit Losses (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 51	$ 53
Collateral held against impaired loans	78.00%	83.00%
Modified Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 296	$ 489
Gross carrying amount	$ 686	$ 1,100